Corporate Information - Schedule of Principal Subsidiaries (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
WME Assets Group [Member]
Schedule of Principal Subsidiaries [Line Items]
Place of Incorporation	[1]	BVI
Issued and registered share capital	[1]	$ 10,410
Effective interests attributable to the Company as of	[1]	96.10%	96.10%	38.20%
L’Officiel Group Inc. [Member]
Schedule of Principal Subsidiaries [Line Items]
Place of Incorporation	[2]	Cayman Islands
Issued and registered share capital	[2]	$ 1
Effective interests attributable to the Company as of	[2]	100.00%	100.00%	46.60%
L’Officiel Europe Group Co., Ltd. [Member]
Schedule of Principal Subsidiaries [Line Items]
Place of Incorporation		Cayman Islands
Issued and registered share capital		$ 1
Effective interests attributable to the Company as of		100.00%	100.00%
The Art Newspaper Group Inc [Member]
Schedule of Principal Subsidiaries [Line Items]
Place of Incorporation	[3]	Cayman Islands
Issued and registered share capital	[3]	$ 1
Effective interests attributable to the Company as of	[3]	100.00%	100.00%	46.60%
WME Direct Investment Limited [Member]
Schedule of Principal Subsidiaries [Line Items]
Place of Incorporation		BVI
Issued and registered share capital		$ 1
Effective interests attributable to the Company as of		100.00%	100.00%	46.60%
Date of the report [Member] | WME Assets Group [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal activities	[1]	Investment holdings and hotel operation, hospitality and VIP services
Date of the report [Member] | L’Officiel Group Inc. [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal activities	[2]	Investment holding and media and entertainment services
Date of the report [Member] | L’Officiel Europe Group Co., Ltd. [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal activities		Media and entertainment services
Date of the report [Member] | The Art Newspaper Group Inc [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal activities	[3]	Investment holding and media and entertainment services
Date of the report [Member] | WME Direct Investment Limited [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal activities		Investment holding

[1]	WME Assets Group is the holding company of the Group’s hotel operation, hospitality and VIP services in Hong Kong and Singapore.
[2]	L’Officiel Group Inc. is the holding company of the Group’s media and entertainment business unit of “L’Officiel”.
[3]	The Art Newspaper Group Inc. is the holding company of the Group’s media and entertainment business unit of “The Art Newspaper”. During the year ended December 31, 2023, the Group acquired 100% interests in The Art Newspaper. Details refer to note 36.